Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Annual Principal Payments [Abstract]
Twelve month periods ending June 30, 2026	$ 62,872
Twelve month periods ending June 30, 2027	43,216
Twelve month periods ending June 30, 2028	46,445
Twelve month periods ending June 30, 2029	56,302
Thereafter	80,402
Total	$ 289,237	$ 261,451